Operating Expenses - Schedule of Operating Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Expense [Abstract]
Employee expenses	$ 4,090	$ 3,707
Premises and equipment	163	268
Capital asset depreciation	241	107
Service fees	919	870
Amortization charge for the year	137	119
Impairment loss recognised in profit or loss, intangible assets other than goodwill	15	0
Other expenses	1,468	1,361
Total operating expenses	7,033	6,432
Employee Expenses [Abstract]
Salaries, bonus, employee benefits	3,497	3,322
Share-based payments (Note 19)	549	346
Other personnel costs	44	39
Total employee expenses	$ 4,090	$ 3,707